Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Receivables [Line Items]
Trade receivables	$ 457,312	$ 319,921
Loss allowance	(148)	(459)
Trade receivables net	457,164	319,462
Advances and other receivables	39,549	43,912
Total Current Trade and Other Receivables	496,713	$ 363,374
Advances and other receivables	18,044
Total Non Current Trade and Other Receivables	$ 18,044